Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Income from continuing operations	$ 11,000,644	$ 32,437,883	$ 16,301,772
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation			25,000
Equity in losses of affiliates	109,102	324,900
Bad debt expense (recoveries)	(25,974)	372,272	149,858
Inventory write-downs (reversals)	19,683	23,299	(147,804)
Depreciation and amortization	167,189	871,189	1,232,393
Loss from disposal of equipment and other long-term assets		82,805	151,397
Deferred income taxes	(2,501,381)	(397,477)	(7,848,378)
Interest on convertible loan receivable	(181,880)	(184,395)	(183,785)
Interest on loan to related party	(1,259,941)	(578,896)
Gains on disposal of available-for-sale securities		(960)	(11,845,796)
Gains on disposal of held-for-sales assets and subsidiaries	(5,303,626)	(32,503,096)
Other	137,029
Changes in operating assets and liabilities:
Accounts receivable	(53,844)	(2,486,954)	(835,842)
Inventory	(1,566,701)	(227,339)	2,456,821
Prepaid advertising expenses			10,747
Other prepaid expenses and current assets	(115,736)	(1,802,105)	(1,228,770)
Other long-term assets	(31,448)
Accounts payable	1,188,510	(21,815)	(521,269)
Accrued expenses and other current liabilities	(1,075,808)	(558,951)	(456,584)
Income taxes payable	(434,465)	1,844,566	(3,327,743)
Deferred revenue	(106,028)	(337,183)	131,483
Net cash used in operating activities	(143,777)	(3,467,157)	(5,936,500)
Investing activities:
Purchase of property and equipment	(137,914)	(98,290)	(337,635)
Proceeds from disposal of equipment	41,170	1,204	11,452
Proceeds from disposal of held-for-sale assets and subsidiaries	3,855,122	47,530,540
Interest on loan to related party	1,259,941	553,938
Disbursement of loan to related party	(4,778,956)	(6,247,432)	(3,628,415)
Purchase of other long-term assets	(422,773)	(181,101)	7,741
Proceeds from disposal of available-for-sale securities		1,038	11,845,796
Proceeds from advance from third party for sale of assets		5,099,365
Net cash provided by (used in) investing activities	(183,410)	46,659,262	7,898,939
Financing activities:
Repurchase of ordinary shares		(1,985,028)	(4,694,950)
Disbursement of dividend	(4,557,934)	(39,825,362)
Net cash used in financing activities	(4,557,934)	(41,810,390)	(4,694,950)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,148,341)	(1,583,891)	1,251,812
Cash flows from discontinued operations:
Operating activities	(649,825)	(670,276)	(2,989,951)
Investing activities	172	(5,407)	(9,273)
Financing activities
Net cash flows used in discontinued operations	(649,653)	(675,683)	(2,999,224)
Net decrease in cash, cash equivalents and restricted cash	(6,683,115)	(877,859)	(4,479,923)
Cash, cash equivalents and restricted cash at the beginning of the year	20,220,026	21,097,885	25,577,808
Cash, cash equivalents and restricted cash at the end of the year	13,536,911	20,220,026	21,097,885
Supplemental disclosure of cash flow information:
Income taxes paid	902,469	1,745,993	3,512,489
Interest paid
Supplemental disclosure of non-cash investing and financing activities:
Receivable from sale of non-core assets and subsidiaries	$ 1,508,956	$ 2,443,404